TECHNICAL RESERVES, INSURANCE CLAIMS RESERVES AND UNEARNED PREMIUMS (Details 1) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	S/ 6,786,189
Ending balance	7,443,760	S/ 6,786,189
Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	5,680,490
Ending balance	6,226,648	5,680,490
General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	900,183
Ending balance	998,434	900,183
Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	205,516
Ending balance	218,678	205,516
Direct and assumed claim reserve [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	937,997	879,674
Claims, Note 24	1,601,691	1,244,403
Payments	(1,346,115)	(1,174,402)
Exchange difference	(12,721)	(11,678)
Ending balance	1,180,852	937,997
Direct and assumed claim reserve [Member] | Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	551,516	478,960
Claims, Note 24	646,026	618,274
Payments	(569,108)	(544,934)
Exchange difference	(1,563)	(784)
Ending balance	626,871	551,516
Direct and assumed claim reserve [Member] | General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	325,748	335,818
Claims, Note 24	661,108	351,227
Payments	(491,108)	(385,621)
Exchange difference	(11,140)	24,324
Ending balance	484,608	325,748
Direct and assumed claim reserve [Member] | Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	60,733	64,896
Claims, Note 24	294,557	274,902
Payments	(285,899)	(243,847)
Exchange difference	(18)	(35,218)
Ending balance	S/ 69,373	S/ 60,733